Investment Objectives and Goals - STERLING CAPITAL ENHANCED CORE BOND ETF	Feb. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Enhanced Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income and a competitive total return.